Basis of presentation and accounting policies - Terminal Aeroportuaria Guayaquil S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of presentation and accounting policies
Non-current assets	$ 3,188,320	$ 2,994,314
Current assets	647,468	626,317
Total assets	3,835,788	3,620,631
Non-current liabilities	2,297,100	2,004,736
Current liabilities	676,319	842,287
Total liabilities	2,973,419	2,847,023
Equity	862,369	773,608	$ 805,286	$ 1,198,614
Revenue recognized	1,378,663	706,913	607,356
Gross profit	415,685	84,532	(46,227)
Operating income	304,575	6,460	(163,698)
Financial results	(113,087)	(96,500)	(206,331)
Income tax	24,883	69,111	(14,295)
Net income/(loss)	165,635	(180,976)	(361,893)
Other comprehensive loss for the year	92,007	138,722	(33,293)
Total comprehensive income for the year	257,642	(42,254)	$ (395,186)
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Basis of presentation and accounting policies
Non-current assets	56,025	57,798
Current assets	53,752	43,357
Total assets	109,777	101,155
Non-current liabilities	13,536	20,051
Current liabilities	47,447	35,749
Total liabilities	60,983	55,800
Equity	48,794	45,355
Revenue recognized	96,199	65,155
Gross profit	38,614	20,784
Operating income	22,561	9,150
Financial results	(316)	(1,413)
Income tax	(1,937)	(971)
Net income/(loss)	20,308	6,766
Other comprehensive loss for the year	356	(205)
Total comprehensive income for the year	20,664	6,561
Dividends paid	17,225	3,000
Increase/(decrease) in cash
Provided by/(used in) operating activities	36,709	21,877
Used in investing activities	(10,152)	(20,076)
Used in financing activities	$ (24,399)	$ (10,245)